Subsequent events	12 Months Ended
Mar. 31, 2020
Subsequent Events [Abstract]
Subsequent events

25. Subsequent event

In response to the COVID-19 outbreak, the Company implemented a number of initiatives to ensure business continuity, including ensuring the safety and health of its employees. The situation of the COVID-19 outbreak is very fluid and the Company is closely monitoring its impact on the Company. The impact assessment of COVID-19 is a continuing process given the uncertainties associated with its nature and duration. The Company will continue to monitor any material changes to future economic conditions.